Depreciation, Amortization and Impairment Losses - Summary of Depreciation, Amortization and Impairment losses - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment loss recognized in non-current assets held for sale	$ (2,286,438)
Impairment losses recognized in profit or loss for the period		$ (33,035,731)	$ (698,235,380)
Impairment loss recognised in profit or loss, intangible assets other than goodwill			(217,658)
Impairment loss recognised (reversed) in profit or loss, investment property	(738,739)	(136,877)	(646,597)
Total Reversal of impairment losses (impairment losses) recognized in profit or loss	1,547,699	32,898,854	697,806,441
Impairment gain and reversals from impairment losses in accordance with IFRS 9 (see note 8.d)	(22,025,354)	(18,765,175)	(15,167,707)
Impairment (loss) reversal recognized in profit or loss	(1,547,699)	(32,898,854)	(697,806,441)
Generation [Member]
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment loss recognized in non-current assets held for sale	(2,286,438)
Impairment losses recognized in profit or loss for the period		(33,035,731)	(698,235,380)
Impairment loss recognised in profit or loss, intangible assets other than goodwill			(217,658)
Total Reversal of impairment losses (impairment losses) recognized in profit or loss	2,286,438	33,035,731	698,453,038
Impairment gain and reversals from impairment losses in accordance with IFRS 9 (see note 8.d)	(1,992,280)	(691,132)	(1,305,341)
Distribution and Transmission [Member]
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment gain and reversals from impairment losses in accordance with IFRS 9 (see note 8.d)	(20,030,616)	(17,419,025)	(12,998,719)
Other [Member]
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment loss recognised (reversed) in profit or loss, investment property	(738,739)	(136,877)	(646,597)
Total Reversal of impairment losses (impairment losses) recognized in profit or loss	(738,739)	(136,877)	(646,597)
Impairment gain and reversals from impairment losses in accordance with IFRS 9 (see note 8.d)	$ (2,458)	$ (655,018)	$ (863,647)